LITIGATION AND CLAIMS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Litigation And Claims
LITIGATION AND CLAIMS

NOTE 11 – LITIGATION AND CLAIMS

As of December 31, 2022, there was one employment issue pending. The issue involves a terminated employee alleging discrimination and wrongful termination. A lawsuit has not been filed, only a demand letter has been presented. Management has been working with the attorneys to find a reasonable settlement to this dispute without going to trial. After several months of discussion and negotiation it appears that the complaint will be settled for $23,000. As of March 31, 2023, the final agreement was signed which pays out the $23,000 settlement in three monthly installments starting May 15, 2023, Per Attorney letters received there are no other pending cases or legal matters.

NOTE 10 – LITIGATION AND CLAIMS

As of December 31, 2022, there was one employment issue pending. The issue involves a terminated employee alleging discrimination and wrongful termination. A lawsuit has not been filed only a demand letter has been presented. Management has been working with the attorneys to find a reasonable settlement to this dispute without going to trial. After several months of discussion and negotiation it appears that the complaint will be settled for $23,000. It is anticipated that an agreement may be reached by the end of March 2023.

Per Attorney letters received there are no other pending cases or legal matters.